Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Registrant CIK	dei_EntityCentralIndexKey	0000883622
Amendment Flag	dei_AmendmentFlag	false
Prospectus #1
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Jan. 28, 2022
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMHAX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMHCX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMHIX
Prospectus #1 | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMHYX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IAAXX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IACXX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IBJAX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IBJCX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IBJIX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IBJNX
Prospectus #1 | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IBJYX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICKAX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICKIIX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICKNX
Prospectus #1 | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICKYX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IECAX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IECCX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IECIX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMMCX
Prospectus #1 | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IECYX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IGJAX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IGJCX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IGJIX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IGJNX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPNAX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPNIX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPNNX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IVJAX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IVJCX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IVJIX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IVJRX
Prospectus #1 | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IVJYX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMAAX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMACX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMAIX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMURX
Prospectus #1 | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMAYX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IAPOX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICPOX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IIPOX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRPOX
Prospectus #1 | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IYPOX
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRBAX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRBCX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRBIX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRBRX
Prospectus #1 | Delaware Ivy California Municipal High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy California Municipal High Income Fund seeks to provide a high level of current income that is not subject to Federal and California income tax.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy California Municipal High Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of municipal securities with income payments that are exempt from Federal and California income taxes. These municipal securities primarily include obligations issued by the State of California and its subdivisions, authorities, instrumentalities and corporations. It is possible that up to 20% of the Fund’s net assets may be in securities that pay taxable income. A significant portion of the current income paid by the Fund may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (Tax Preference Item). (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations no longer are subject to the AMT for taxable years of the corporation beginning after December 31, 2017.)

The Fund typically invests at least 50% of its total assets in medium- and lower-quality municipal securities that include securities rated BBB+ by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, in the Manager’s opinion, that are equivalent in quality. Such investments include non-investment grade debt securities, commonly called “high yield” or “junk” bonds, which typically are rated BBB- or lower by S&P or comparably rated by another NRSRO or, if unrated, of comparable quality. The Fund may invest up to 100% of its total assets in non-investment grade bonds.

The Fund may invest in higher-quality municipal securities at times when yield spreads are narrow and the Manager believes that the higher yields do not justify the increased risk, and/or when, in the opinion of the Manager, there is a lack of medium and lower-quality securities in which to invest.

After conducting a top-down (assessing the market environment) analysis, the Manager uses a research-oriented, bottom-up (researching individual issuers) credit-by-credit investment approach. The Manager considers a number of factors in selecting individual securities for the Fund’s portfolio, including the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, and the structure of the security, including whether it has a call feature.

The Fund primarily invests in revenue bonds: revenue bonds are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The Fund may invest in PABs in general, in revenue bonds payable from revenues derived from similar projects, such as those in the health care, life care, education, transportation and special tax sectors, and in municipal securities of issuers located in the same geographical area.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current credit quality. Additionally, the Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy California Municipal High Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.44% for the quarter ended June 30, 2017, and its lowest quarterly return was -3.69% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Fund changed its primary broad-based securities index to the Bloomberg Municipal Bond Index as of November 15, 2021.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Fund changed its primary broad-based securities index to the Bloomberg Municipal Bond Index as of November 15, 2021.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Return after taxes on distributions and sale of Fund shares may be better than return before taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Bloomberg Municipal Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	1.52%
5 years	rr_AverageAnnualReturnYear05	4.17%
Lifetime	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Bloomberg Municipal High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	7.77%
5 years	rr_AverageAnnualReturnYear05	7.53%
Lifetime	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.52%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 528
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	803
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,935
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2017	rr_AnnualReturn2017	8.51%
2018	rr_AnnualReturn2018	(0.04%)
2019	rr_AnnualReturn2019	8.67%
2020	rr_AnnualReturn2020	2.97%
2021	rr_AnnualReturn2021	2.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.69%)
1 year	rr_AverageAnnualReturnYear01	0.10%
5 years	rr_AverageAnnualReturnYear05	3.96%
Lifetime	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(0.15%)
5 years	rr_AverageAnnualReturnYear05	3.89%
Lifetime	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	1.09%
5 years	rr_AverageAnnualReturnYear05	3.60%
Lifetime	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.52%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,198
1 year	rr_AverageAnnualReturnYear01	1.77%
5 years	rr_AverageAnnualReturnYear05	3.62%
Lifetime	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.52%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,412
1 year	rr_AverageAnnualReturnYear01	2.83%
5 years	rr_AverageAnnualReturnYear05	4.69%
Lifetime	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.52%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,679
1 year	rr_AverageAnnualReturnYear01	2.63%
5 years	rr_AverageAnnualReturnYear05	4.48%
Lifetime	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Prospectus #1 | Delaware Ivy Cash Management Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy Cash Management Fund seeks to provide current income consistent with maintaining liquidity and preservation of capital.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Class C shares of the Fund are not available for direct investments. The Fund's investment manager, Delaware Management Company (Manager), has agreed to voluntarily waive and/or reimburse fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. Such yield waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Manager. There is no guarantee that the Fund will maintain a positive yield.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy Cash Management Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. The Fund seeks, as well, to maintain a NAV of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 60 calendar days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

Delaware Management Company (Manager), the Fund’s investment manager, may look at a number of factors in selecting securities for the Fund’s portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield, as well as the industry and/or sector of the issuer of the security. The Manager also must select securities for the Fund in compliance with the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7) that apply to money market funds.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is not intended as a complete investment program.

The Fund operates as a retail money market fund and only accounts beneficially owned by natural persons may be invested in the Fund. The Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Further, the Fund’s policies and procedures impose liquidity fees on redemptions or temporarily suspend redemptions (“gating”) if the Fund’s weekly liquid assets fall below a certain threshold and the Board of Trustees (Board) determines such actions to be in the best interest of the Fund. Among other requirements, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or gate redemptions for a period of not more than 10 business days.

The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Amortized cost risk — The risk that in the event that a fund’s board determines that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of fund shares or liquidating the fund.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy Cash Management Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 0.49% for the quarter ended March 31, 2019, and its lowest quarterly return was 0.00% for each quarter beginning with the quarter ended March 31, 2012 through the quarter ended September 30, 2016 and the quarters ended March 31, 2021, June 30, 2021 and September 30, 2021.  As of December 31, 2021 the 7-day yield was equal to 0.00%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

Money Market Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2021 the 7-day yield was equal to 0.00%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	none
Prospectus #1 | Delaware Ivy Cash Management Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2012	rr_AnnualReturn2012	0.02%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.02%
2015	rr_AnnualReturn2015	0.02%
2016	rr_AnnualReturn2016	0.03%
2017	rr_AnnualReturn2017	0.43%
2018	rr_AnnualReturn2018	1.40%
2019	rr_AnnualReturn2019	1.77%
2020	rr_AnnualReturn2020	0.36%
2021	rr_AnnualReturn2021	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 year	rr_AverageAnnualReturnYear01	0.04%
5 years	rr_AverageAnnualReturnYear05	0.79%
10 years	rr_AverageAnnualReturnYear10	0.41%
Prospectus #1 | Delaware Ivy Cash Management Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,595
1 year	rr_AverageAnnualReturnYear01	0.04%
5 years	rr_AverageAnnualReturnYear05	0.27%
10 years	rr_AverageAnnualReturnYear10	0.18%
Prospectus #1 | Delaware Ivy Corporate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy Corporate Bond Fund seeks to provide current income consistent with preservation of capital.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and  that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy Corporate Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income securities”). For this purpose, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. The Fund invests primarily in investment-grade debt securities (including bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality). The Fund has no limitations regarding the duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies, in a variety of sectors and industries. The Fund may invest significantly in debt securities payable from the same sector.

In selecting debt securities for the Fund, the Manager looks at a number of factors, including both a top-down (assessing the market environment) and a bottom-up (researching individual issuers) analysis. The top-down analysis looks at broad economic and financial trends in an effort to anticipate their impact on the fixed-income market and seeks to identify certain criteria that contribute to the overall target portfolio characteristics such as duration, spread, ratings and liquidity. The bottom-up analysis seeks to identify securities that the Manager believes have favorable risk/reward characteristics and targets those securities for overweight positioning. From the sector level, the Manager identifies companies that have positive attributes and considers the issuer’s past, present and estimated future: financial strength, cash flow, management, borrowing requirements, balance sheet policy and relative safety. Additional factors considered include leverage, interest coverage, revenue and margin stability, competition and industry trends, as well as relative value and liquidity.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a holding if, in the Manager’s opinion, the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Financials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as ) will decline because of changing expectations for the performance of that industry or sector.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy Corporate Bond Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.13% for the quarter ended June 30, 2020, and its lowest quarterly return was -4.28% for the quarter ended March 31, 2021.    The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Fund changed its primary broad-based securities index to the Bloomberg US Corporate Investment Grade Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Fund changed its primary broad-based securities index to the Bloomberg US Corporate Investment Grade Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Return after taxes on distributions and sale of Fund shares may be better than return before taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Bloomberg US Corporate Investment Grade Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)*
1 year	rr_AverageAnnualReturnYear01	(1.04%)
5 years	rr_AverageAnnualReturnYear05	5.26%
10 years	rr_AverageAnnualReturnYear10	4.70%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Bloomberg US Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)*
1 year	rr_AverageAnnualReturnYear01	(1.08%)
5 years	rr_AverageAnnualReturnYear05	5.05%
10 years	rr_AverageAnnualReturnYear10	4.45%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 544
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,575
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2012	rr_AnnualReturn2012	5.37%
2013	rr_AnnualReturn2013	(2.33%)
2014	rr_AnnualReturn2014	3.54%
2015	rr_AnnualReturn2015	0.13%
2016	rr_AnnualReturn2016	3.96%
2017	rr_AnnualReturn2017	3.80%
2018	rr_AnnualReturn2018	(1.79%)
2019	rr_AnnualReturn2019	11.64%
2020	rr_AnnualReturn2020	10.49%
2021	rr_AnnualReturn2021	(0.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.28%)
1 year	rr_AverageAnnualReturnYear01	(3.42%)
5 years	rr_AverageAnnualReturnYear05	3.95%
10 years	rr_AverageAnnualReturnYear10	3.02%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(4.95%)
5 years	rr_AverageAnnualReturnYear05	2.47%
10 years	rr_AverageAnnualReturnYear10	1.62%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(1.67%)
5 years	rr_AverageAnnualReturnYear05	2.48%
10 years	rr_AverageAnnualReturnYear10	1.73%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,928
1 year	rr_AverageAnnualReturnYear01	(1.81%)
5 years	rr_AverageAnnualReturnYear05	3.54%
10 years	rr_AverageAnnualReturnYear10	2.53%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
1 year	rr_AverageAnnualReturnYear01	(0.67%)
5 years	rr_AverageAnnualReturnYear05	4.80%
10 years	rr_AverageAnnualReturnYear10	3.59%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
1 year	rr_AverageAnnualReturnYear01	(0.53%)
Lifetime	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2017
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
1 year	rr_AverageAnnualReturnYear01	(0.93%)
Lifetime	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2017
Prospectus #1 | Delaware Ivy Crossover Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy Crossover Credit Fund seeks to provide total return through a combination of high current income and capital appreciation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy Crossover Credit Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year).

The Fund invests primarily in corporate debt fixed-income securities, which can include both investment grade and non-investment grade rated bonds. Investment grade bonds include bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. By contrast, non-investment grade debt securities, commonly called “high yield” or “junk” bonds, include bonds rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality.

“Crossover” debt generally refers to bonds rated at or near the point where the lower end of investment grade debt and the higher end of high yield debt meet. Such bonds are on the verge of losing or regaining investment-grade status (i.e., they are on the verge of “crossing over,” falling to junk status or rising to investment grade status). In addition, crossover bonds include those that have been rated below investment grade since issuance, but may be close to achieving investment grade status (i.e., so-called “rising stars”), or those that at one time were considered to be investment grade and now are categorized as “junk” bonds due to a reduction in the issuer’s credit rating (i.e., so-called “fallen angels”). Depending on the current Fund composition and market conditions, the Manager expects that a majority of the crossover bonds will be rated either BBB or BB by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality.

Except as noted above, the Fund has no limitations regarding the maturity, duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by companies of any size, in a variety of sectors and industries. The Fund will primarily invest in debt securities issued by domestic companies, but also may invest up to 40% of its total assets in debt securities issued by foreign companies, including foreign securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets. The Fund typically will not invest more than 35% of its total assets in non-investment grade securities.

In selecting debt securities for the Fund, the Manager looks at a number of factors, including both a top-down (assessing the market environment) and a bottom-up (researching individual issuers) analysis. The top-down analysis looks at broad economic and financial trends in an effort to anticipate their impact on the fixed-income market and seeks to identify certain criteria that contribute to the overall target portfolio characteristics such as duration, spread, ratings and liquidity. The bottom-up analysis seeks to identify securities that the Manager believes have favorable risk/reward characteristics and targets those securities for overweight positioning. From the sector level, the Manager identifies companies that have positive attributes and considers the issuer’s past, present and estimated future: financial strength, cash flow, management, borrowing requirements, balance sheet policy and relative safety. Additional factors considered include leverage, interest coverage, revenue and margin stability, competition and industry trends, as well as relative value and liquidity.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities, including a review of the risk and reward potential for a specific issuer. The Manager also may sell a security if, in the Manager’s opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness. The Manager also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Financials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy Crossover Credit Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 14.81% for the quarter ended June 30, 2020, and its lowest quarterly return was -7.61% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Return after taxes on distributions and sale of Fund shares may be better than return before taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Bloomberg US Corporate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.04%)
Lifetime	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	792
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,065
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,844
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2018	rr_AnnualReturn2018	(4.26%)
2019	rr_AnnualReturn2019	15.62%
2020	rr_AnnualReturn2020	13.30%
2021	rr_AnnualReturn2021	0.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.61%)
1 year	rr_AverageAnnualReturnYear01	(1.80%)
Lifetime	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(3.95%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(0.70%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
1 year	rr_AverageAnnualReturnYear01	0.93%
Lifetime	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	256
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,052
1 year	rr_AverageAnnualReturnYear01	0.94%
Lifetime	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,491
1 year	rr_AverageAnnualReturnYear01	0.68%
Lifetime	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy Emerging Markets Local Currency Debt Fund seeks to provide total return through a combination of current income and capital appreciation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy Emerging Markets Local Currency Debt Fund is a non-diversified fund that seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in debt securities that are denominated in local currencies of emerging market countries, as well as derivative instruments that provide investment exposure to such debt securities. The Fund may, but is not required to, hedge its exposure to those non-US currencies, which strategy, if utilized, may effectively reduce the Fund’s exposure to the local currencies of the emerging market countries in which the Fund invests.

For purposes of this Fund, emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Financial Corporation or one of the leading global investment banks. The Manager has broad discretion to identify other countries that it considers to qualify as emerging market countries. The majority of these emerging market countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. The Fund may invest up to 100% of its net assets in emerging market countries. The Fund also may invest up to 20% of its net assets in securities denominated in the US Dollar.

The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

The debt securities in which the Fund primarily invests include emerging market sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments, while quasi-sovereign debt securities are securities that are issued by their agencies, authorities or political subdivisions or instrumentalities. The Manager may use structured products such as credit-linked notes and bonds or other transferable securities whose returns may be related to the performance of a particular investment index. Credit-linked notes typically are structured as a limited purpose trust or other vehicle that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, to provide exposure to emerging markets debt securities. The Manager may focus the Fund’s investments in particular countries and/or currencies.

The Fund may invest in debt securities of any maturity, may invest in unlisted debt securities and may invest up to 100% of its total assets in non-investment grade debt securities, commonly called junk bonds, that include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The emerging market debt securities in which the Fund invests may be rated or unrated. In addition, the countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Debt securities in which the Fund may invest may have all types of interest rate payment and reset terms, including fixed-rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The Fund expects to use a variety of derivative instruments for various purposes. The Fund’s investments in, and use of, derivatives may be significant. The Fund may, at any given time, use a combination of the following types of derivatives: primarily forward currency contracts and interest rate swaps, but also including, but not limited to, options, futures contracts, forward contracts on financial instruments or on a security or an index of securities, options on futures contracts, over-the-counter (OTC) total return swaps and/or credit default swaps. The Fund may use derivatives in an attempt to hedge various instruments, to hedge an investment in one currency back to another currency, to enhance return, to invest in a position not otherwise available, to take a fundamental position long or short in a particular currency, or to mitigate the impact of rising interest rates. In addition, the Fund may use derivatives as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. With credit default swaps, the Fund may either sell or buy credit protection with respect to bonds or other debt securities pursuant to the terms of these derivative contracts.

The Manager uses a multi-staged, systematic investment process in selecting emerging market investments for inclusion in the Fund’s portfolio. The process combines a top-down (assessing the market environment) and bottom-up (researching individual issuers) analysis in an attempt to invest opportunistically in such instruments that the Manager believes can provide risk-adjusted outperformance. Part of the Manager’s top-down analysis includes assessing the global risk environment, taking into account a variety of factors, and examining country fundamentals to develop interest rate forecasts and currency forecasts by country. Interest rate factors the Manager will examine include a country’s monetary policy, inflation, growth, fiscal policy and politics. Currency factors examined include a country’s interest rate and growth differential, balance of payments and currency policy.

Following its top-down analysis, the Manager conducts a bottom-up analysis and selects investments for inclusion in the Fund’s portfolio based on the Manager’s perceived value of an individual investment relative to alternative investments, credit and currency opportunities, duration and yield curve positioning for the interest rate outlook, and an effort to achieve appropriate diversification. The Manager also considers an issuer’s capitalization, asset quality, management, earnings and liquidity.

Generally, in determining whether to sell a security, the Manager continues to analyze the factors considered for buying the security. The Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes to be more attractive opportunities or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Capital repatriation risk — The risk that a fund may be unable to repatriate capital from its investments, in whole or in part, which may have an adverse effect on the cash flows and/or performance of the fund.  Capital repatriation involves the transfer of corporate money or property from a foreign country back to its home country. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely.

Credit-linked notes risk — The risk that the value of a credit-linked note may be impacted by its underlying reference obligation.  Risks associated with underlying reference obligations, include but are not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. The buyer of a credit-linked note assumes the risk of default by the issuer and the underlying reference asset or entity. If the underlying investment defaults, the payments and principal received by the Fund will be reduced or eliminated. Also, in the event the issuer defaults or there is a credit event that relates to the reference asset, the recovery rate generally is less than a fund’s initial investment, and a fund may lose money.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Futures contracts risk —The risk that there will be imperfect correlation between the change in market value of a fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of a portfolio manager to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the fund’s returns more volatile or increase the risk of loss.

Interest rate swap risk — Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps also are subject to counterparty risk. If the counterparty fails to meet its obligations, a fund may lose money, potentially including amounts in excess of the fund’s initial investment.

Options risk — Options can offer large amounts of leverage, which may result in the Fund’s NAV being more sensitive to changes in the value of the related instrument. When a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so could result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction. A fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction or an economically offsetting purchase transaction from another counterparty for a covered call option written by a fund could cause material losses to the fund because the fund would, if unable to substitute other collateral, be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Swaps risk — The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement. Swap agreements may have a leverage component, and adverse changes in the value or level of the reference instrument, such as an underlying asset, reference rate or index, can result in gains or losses that are substantially greater than the amount invested in the swap itself. Examples of swap agreements include, but are not limited to, equity, commodity, index or other total return swaps, foreign currency swaps, credit default swaps and interest rate swaps.

Duration risk — The risk that longer-duration debt securities are more likely to decline in price than shorter duration debt securities in a rising interest rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign currency exchange transactions and forward foreign currency contracts risk — The risk that a fund’s use of foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement) may increase the possibility of default by the counterparty to the transaction and, to the extent the Manager's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries. Adverse events in any one country within the Asia-Pacific region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on a fund than if the fund were more geographically diversified, which could result in greater volatility in the fund’s net asset value and losses.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Risk Nondiversified Status	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy Emerging Markets Local Currency Debt Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 11.57% for the quarter ended December 31, 2020, and its lowest quarterly return was -16.52% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Return after taxes on distributions and sale of Fund shares may be better than return before taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | JP Morgan GBI-EM Global Diversified Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(8.75%)
5 years	rr_AverageAnnualReturnYear05	2.82%
Lifetime	rr_AverageAnnualReturnSinceInception	(0.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%	[9]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 571
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,274
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2015	rr_AnnualReturn2015	(11.32%)
2016	rr_AnnualReturn2016	7.81%
2017	rr_AnnualReturn2017	9.61%
2018	rr_AnnualReturn2018	(10.01%)
2019	rr_AnnualReturn2019	9.16%
2020	rr_AnnualReturn2020	3.97%
2021	rr_AnnualReturn2021	(9.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.52%)
1 year	rr_AverageAnnualReturnYear01	(11.89%)
5 years	rr_AverageAnnualReturnYear05	(0.14%)
Lifetime	rr_AverageAnnualReturnSinceInception	(1.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(11.89%)
5 years	rr_AverageAnnualReturnYear05	(0.47%)
Lifetime	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(7.04%)
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Lifetime	rr_AverageAnnualReturnSinceInception	(1.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%	[9]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	665
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,400
1 year	rr_AverageAnnualReturnYear01	(10.86%)
5 years	rr_AverageAnnualReturnYear05	(0.23%)
Lifetime	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%	[9]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,660
1 year	rr_AverageAnnualReturnYear01	(9.13%)
5 years	rr_AverageAnnualReturnYear05	0.76%
Lifetime	rr_AverageAnnualReturnSinceInception	(0.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[9]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,441
1 year	rr_AverageAnnualReturnYear01	(9.23%)
5 years	rr_AverageAnnualReturnYear05	0.74%
Lifetime	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2015
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%	[9]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	838
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,877
1 year	rr_AverageAnnualReturnYear01	(9.64%)
5 years	rr_AverageAnnualReturnYear05	0.38%
Lifetime	rr_AverageAnnualReturnSinceInception	(1.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Prospectus #1 | Delaware Ivy Government Securities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy Government Securities Fund seeks to provide current income consistent with preservation of capital.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and  reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy Government Securities Fund seeks to achieve its objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in US government securities (80% policy). US government securities include: US Treasury (Treasury) obligations, such as bills, bonds and notes; obligations issued or guaranteed as to principal and interest by the Treasury, and certain US government agencies or instrumentalities, such as Government National Mortgage Association (Ginnie Mae); obligations of issuers that are supported by the ability of the issuer to borrow from the US Treasury; and obligations of US government-sponsored entities that are neither issued nor guaranteed by the US government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae). The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective. The Fund may invest in mortgage-backed securities issued by US government-sponsored entities or agencies or instrumentalities of US government agencies. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

The Manager may look at a number of factors in selecting securities for the Fund’s portfolio. These include utilizing economic research and analyzing interest rate trends to determine which types of securities to emphasize at a given time. The Manager attempts to enhance Fund performance by utilizing opportunities presented by the shape and slope of the yield curve.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

Security focus risk — The risk that at times, a fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making a fund more vulnerable to unfavorable developments in that economic sector than mutual funds that invest more broadly.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy Government Securities Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You  may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 5.22% for the quarter ended March 31, 2020, and its lowest quarterly return was -3.59% for the quarter ended June 30, 2013.    The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Return after taxes on distributions and sale of Fund shares may be better than return before taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware Ivy Government Securities Fund | Bloomberg US Government/Mortgage-Backed Securities Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.77%)
5 years	rr_AverageAnnualReturnYear05	2.85%
10 years	rr_AverageAnnualReturnYear10	2.21%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[11]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 545
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,617
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2012	rr_AnnualReturn2012	1.65%
2013	rr_AnnualReturn2013	(4.51%)
2014	rr_AnnualReturn2014	3.18%
2015	rr_AnnualReturn2015	none
2016	rr_AnnualReturn2016	0.40%
2017	rr_AnnualReturn2017	1.33%
2018	rr_AnnualReturn2018	0.34%
2019	rr_AnnualReturn2019	5.37%
2020	rr_AnnualReturn2020	5.02%
2021	rr_AnnualReturn2021	(1.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.59%)
1 year	rr_AverageAnnualReturnYear01	(4.46%)
5 years	rr_AverageAnnualReturnYear05	1.46%
10 years	rr_AverageAnnualReturnYear10	0.79%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(4.86%)
5 years	rr_AverageAnnualReturnYear05	0.91%
10 years	rr_AverageAnnualReturnYear10	0.17%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(2.64%)
5 years	rr_AverageAnnualReturnYear05	0.88%
10 years	rr_AverageAnnualReturnYear10	0.33%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[11]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
1 year	rr_AverageAnnualReturnYear01	(2.79%)
5 years	rr_AverageAnnualReturnYear05	1.10%
10 years	rr_AverageAnnualReturnYear10	0.36%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	418
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 939
1 year	rr_AverageAnnualReturnYear01	(1.72%)
5 years	rr_AverageAnnualReturnYear05	2.25%
10 years	rr_AverageAnnualReturnYear10	1.34%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
1 year	rr_AverageAnnualReturnYear01	(1.61%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2017
Prospectus #1 | Delaware Ivy High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy High Yield Fund seeks to provide total return through a combination of high current income and capital appreciation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy High Yield Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, lower-quality fixed-income securities of US and foreign issuers, the risks of which are, in the judgment of Delaware Management Company (Manager), consistent with the Fund’s investment objective. Under normal circumstances, the Fund invests at least 80% of its net assets in non-investment grade debt securities, commonly called “high yield” or “junk” bonds. Such bonds include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO), or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest up to 100% of its total assets in non-investment grade debt securities.

The Fund also may invest up to 20% of its total assets in lower-quality debt securities that are considered investment grade securities rated by S&P (or comparably rated by another NRSRO, or, if unrated, determined by the Manager to be of comparable quality). The Fund may invest in fixed-income securities of any maturity and in companies of any size, but intends to invest primarily in intermediate and long-term corporate obligations.

The Fund may invest up to 100% of its total assets in foreign debt securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

In selecting securities for the Fund, the Manager combines a top-down (assessing the market environment) and bottom-up (researching individual issuers) investment philosophy, with a strong focus on a security’s relative value. From a top-down perspective, the Manager considers both industry specific trends and other macroeconomic events that are impacting issuers.

Generally, in determining whether to sell a security, the Manager utilizes the same factors it considers for buying a security, in addition to its relative valuation. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes to be more attractive opportunities, or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy High Yield Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.39% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.60% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Fund changed its primary broad-based securities index to the ICE BofA US High Yield Constrained Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Fund changed its primary broad-based securities index to the ICE BofA US High Yield Constrained Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware Ivy High Yield Fund | ICE BofA US High Yield Constrained Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.35%
Lifetime	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2017
Prospectus #1 | Delaware Ivy High Yield Fund | Bloomberg US Corporate High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.28%
Lifetime	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2017
Prospectus #1 | Delaware Ivy High Yield Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[13]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 546
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	780
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,751
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2018	rr_AnnualReturn2018	(4.06%)
2019	rr_AnnualReturn2019	14.86%
2020	rr_AnnualReturn2020	7.36%
2021	rr_AnnualReturn2021	4.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.60%)
1 year	rr_AverageAnnualReturnYear01	2.35%
Lifetime	rr_AverageAnnualReturnSinceInception	4.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2017
Prospectus #1 | Delaware Ivy High Yield Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(0.64%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2017
Prospectus #1 | Delaware Ivy High Yield Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	1.38%
Lifetime	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2017
Prospectus #1 | Delaware Ivy High Yield Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,167
1 year	rr_AverageAnnualReturnYear01	5.24%
Lifetime	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2017
Prospectus #1 | Delaware Ivy High Yield Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	436
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 982
1 year	rr_AverageAnnualReturnYear01	5.25%
Lifetime	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2017
Prospectus #1 | Delaware Ivy International Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy International Small Cap Fund seeks to provide capital growth and appreciation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy International Small Cap Fund seeks to achieve its objective to provide capital growth and appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks of small-capitalization companies located throughout the world. The Fund considers small-cap market capitalization companies to be companies with market capitalizations within the range of companies in the MSCI ACWI ex USA Small Cap Index at the time of purchase. As of March 31, 2021, this range of market capitalizations was between $38 million and $7.9 billion. This range is subject to change with market fluctuations. The Fund may continue to hold securities of a company even if its current market cap later exceeds the market cap range of the MSCI ACWI ex USA Small Cap Index.

The Fund seeks to be diversified geographically and by industry and, under normal circumstances, will invest primarily in companies located in developed markets outside the United States and Canada, although the Fund also may invest in companies located in emerging markets. The Fund also may invest in depositary receipts (e.g., American depositary receipts, European depositary receipts, and global depositary receipts) of foreign issuers. The Fund may invest up to 100% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar.

The Fund may focus a portion of its investments in a particular sector or sectors of the economy. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies, even if the Fund is not invested directly in such markets. Using a bottom-up approach, the Manager will seek to select securities of companies that it believes are undergoing positive fundamental change, which may lead to better-than-expected earnings growth. The Manager believes that the magnitude and duration of growth driven by positive fundamental change is often underestimated and that the shares of companies experiencing such a change typically will continue to experience relative price strength and continue to outperform the broader market. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy International Small Cap Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 20.24% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.11% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Fund changed its primary broad-based securities index to the MSCI ACWI ex USA Small Cap Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Fund changed its primary broad-based securities index to the MSCI ACWI ex USA Small Cap Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware Ivy International Small Cap Fund | MSCI ACWI ex USA Small Cap Index (net)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	12.93%
Lifetime	rr_AverageAnnualReturnSinceInception	10.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2017
Prospectus #1 | Delaware Ivy International Small Cap Fund | MSCI EAFE Small Cap Index (net)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	10.10%
Lifetime	rr_AverageAnnualReturnSinceInception	10.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2017
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,028
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,338
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2018	rr_AnnualReturn2018	(19.08%)
2019	rr_AnnualReturn2019	23.75%
2020	rr_AnnualReturn2020	14.28%
2021	rr_AnnualReturn2021	11.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.11%)
1 year	rr_AverageAnnualReturnYear01	7.29%
Lifetime	rr_AverageAnnualReturnSinceInception	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2017
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	1.91%
Lifetime	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2017
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	5.84%
Lifetime	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2017
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,472
1 year	rr_AverageAnnualReturnYear01	10.29%
Lifetime	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2017
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,644
1 year	rr_AverageAnnualReturnYear01	11.69%
Lifetime	rr_AverageAnnualReturnSinceInception	10.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2017
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	648
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,457
1 year	rr_AverageAnnualReturnYear01	11.70%
Lifetime	rr_AverageAnnualReturnSinceInception	10.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2017
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	862
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,911
1 year	rr_AverageAnnualReturnYear01	11.29%
Lifetime	rr_AverageAnnualReturnSinceInception	10.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2017
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy Multi-Asset Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy Multi-Asset Income Fund seeks to achieve its objective by primarily investing its assets among a diversified portfolio of global equity and equity-income generating securities, including but not limited to infrastructure securities, natural resource securities, Master Limited Partnerships (MLPs) and global real estate securities which are primarily in equity and equity-related securities issued by “Global Real Estate Companies. The Fund may also invest in high-yield, high-risk, fixed-income securities of US and foreign issuers, as well as investment grade debt and inflation-linked bonds.

The portfolio targets approximately 30% high yield, high income securities; 40% in global equity and income generating equity securities and approximately 10% in global real estate securities. Together, these allocations determine the 80% policy.

Under normal market conditions, the Fund will invest at least 30% of its net assets in foreign securities, including emerging markets issuers. The Fund may purchase both equity and fixed income securities. The Fund may invest in securities of companies or issuers of any size market capitalization.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, uses an active allocation approach when selecting investments for the Fund. The Fund has flexibility in the relative weightings given to each of these categories. In addition, the Fund may, in the future, invest in additional investment categories other than those listed herein, to the extent consistent with the Fund's investment objective.

The high yield portion of the portfolio is a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the Manager’s judgment, consistent with the Fund’s objectives. The Manager invests the assets allocated to this sleeve primarily in lower-quality debt securities, which include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Manager may invest an unlimited amount of the assets allocated to this sleeve in junk bonds. The Manager may invest assets allocated to the high income strategy in fixed-income securities of any maturity. The Manager may invest up to 100% of the sleeve’s assets in foreign securities that are denominated in US dollars or foreign currencies.

The Fund may also invest in other fixed-income securities, including investment grade debt, which include debt securities rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest in Inflation-linked securities including US and Global TIPS securities (generally sovereign debt with inflation-linked coupon step-ups). The Manager may invest in fixed-income securities of any maturity. The Manager may invest in foreign securities that are denominated in US dollars or foreign currencies.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund's portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

Within the global equity portion, under normal circumstances, the Manager invests primarily in equity securities, including dividend-paying common stocks, from across the globe. Although this sleeve invests primarily in large capitalization companies (typically companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size. This portion of the portfolio might also invest in infrastructure securities that derive at least 50% of their revenues or profits directly or indirectly from infrastructure assets, or commit at least 50% of its assets to activities related to infrastructure. Infrastructure securities can include master limited partnerships (MLPs). The equity portion of the portfolio can also invest in natural resources companies that (i) derives at least 50% of its revenues, profits or value, either directly or indirectly, from natural resources assets including, but not limited to: (a) timber and agriculture assets and securities; (b) commodities and commodity-linked assets and securities, including, but not limited to, precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities; and (c) energy, including the exploration, production, processing and manufacturing of hydrocarbon-related and chemical-related products; or (ii) provides supporting services to such natural resources companies.

“Global Real Estate Companies” are companies that meet one of the following criteria: companies qualifying for US Federal income tax purposes as real estate investment trusts (REITs);entities similar to REITs formed under the laws of a country other than the US; companies located in any country that, at the time of initial purchase by the sleeve, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The equity and equity-related securities in which this sleeve invests include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks. The sleeve does not directly invest in real estate.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Asset allocation risk — The risk associated with the allocation of a fund’s assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a fund’s performance.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Senior loan risk — The risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans and that if a borrower prepays a senior loan, a fund will have to reinvest the proceeds in other senior loans or securities that may pay lower interest rates. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Senior loans are also subject to the risks typically associated with debt securities, such as credit risk, interest rate risk, and prepayment risk.

REIT-related risk — The risk that the value of a fund’s investments in a REIT may be adversely affected by (1) changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds; (2) loss of REIT federal tax status (and the resulting inability to qualify for modified pass-through tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”)) or changes in laws and/or rules related to that status; or (3) the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940 (1940 Act). In addition, a fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Duration risk — The risk that longer-duration debt securities are more likely to decline in price than shorter duration debt securities in a rising interest rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

MLP risk — MLPs are subject to significant federal, state and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If a fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Natural resources risk — The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.

Commodity-related investments risk — The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities.

Distressed securities risk — The risk that a fund may lose a substantial portion or all of its investment in distressed securities or may be required to accept cash, securities or other property with a value less than its original investment. Distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in lower-grade debt securities. In certain periods, there may be little or no liquidity in the markets for distressed securities. The prices of such securities may be subject to periods of abrupt and erratic market movements and above average price volatility and it may be difficult to value such securities.

Equity-linked securities risk — The risk that, although common stocks and other equity securities have a history of long-term growth in value, the prices of equity-linked securities may fluctuate in the short term, particularly those linked to smaller companies.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy Multi-Asset Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 12.24% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.88% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Fund changed its primary broad-based securities index to the MSCI ACWI (All Country World Index) as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Fund changed its primary broad-based securities index to the MSCI ACWI (All Country World Index) as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | 50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	11.87%
5 years	rr_AverageAnnualReturnYear05	10.30%
Lifetime	rr_AverageAnnualReturnSinceInception	10.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | MSCI ACWI (All Country World Index)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	18.54%
5 years	rr_AverageAnnualReturnYear05	14.40%
Lifetime	rr_AverageAnnualReturnSinceInception	13.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | ICE BofA US High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.36%
5 years	rr_AverageAnnualReturnYear05	6.10%
Lifetime	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | FTSE All-World High Dividend Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	17.89%
5 years	rr_AverageAnnualReturnYear05	8.42%
Lifetime	rr_AverageAnnualReturnSinceInception	9.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | 50% FTSE All-World High Dividend Yield Index + 50% ICE BofA US High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	11.59%
5 years	rr_AverageAnnualReturnYear05	7.39%
Lifetime	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[17]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 687
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,983
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2016	rr_AnnualReturn2016	7.09%
2017	rr_AnnualReturn2017	10.49%
2018	rr_AnnualReturn2018	(4.71%)
2019	rr_AnnualReturn2019	15.53%
2020	rr_AnnualReturn2020	3.87%
2021	rr_AnnualReturn2021	11.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.88%)
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	6.37%
Lifetime	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	5.87%
5 years	rr_AverageAnnualReturnYear05	4.47%
Lifetime	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.56%
5 years	rr_AverageAnnualReturnYear05	4.18%
Lifetime	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[17]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,142
1 year	rr_AverageAnnualReturnYear01	10.85%
5 years	rr_AverageAnnualReturnYear05	6.34%
Lifetime	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	291
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,191
1 year	rr_AverageAnnualReturnYear01	12.17%
5 years	rr_AverageAnnualReturnYear05	7.55%
Lifetime	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,029
1 year	rr_AverageAnnualReturnYear01	12.16%
5 years	rr_AverageAnnualReturnYear05	7.63%
Lifetime	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,471
1 year	rr_AverageAnnualReturnYear01	11.84%
5 years	rr_AverageAnnualReturnYear05	7.20%
Lifetime	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy Strategic Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy Strategic Income Fund seeks to achieve its objectives by investing at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy). Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities. To achieve the Fund's investment objective, the Manager will allocate investments among various sectors of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

The Fund may invest up to 100% of its net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

The Fund may invest up to 100% of its net assets in foreign securities, including emerging markets securities. The Fund’s total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Loans and other indebtedness risk — The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Adjustable rate securities risk — During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy Strategic Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.71% for the quarter ended June 30, 2020, and its lowest quarterly return was -9.59% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Fund changed its primary broad-based securities index to the Bloomberg US Aggregate Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Fund changed its primary broad-based securities index to the Bloomberg US Aggregate Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Return after taxes on distributions and sale of Fund shares may be better than return before taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Prospectus #1 | Delaware Ivy Strategic Income Fund | ICE BofA US High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.36%
5 years	rr_AverageAnnualReturnYear05	6.10%
Lifetime	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | Bloomberg US Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.54%)
5 years	rr_AverageAnnualReturnYear05	3.57%
Lifetime	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | 50% Bloomberg US Universal Index + 50% ICE BofA US High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.09%
5 years	rr_AverageAnnualReturnYear05	5.02%
Lifetime	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
5 years	rr_AverageAnnualReturnYear05	3.84%
Lifetime	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[19]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[20]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%	[21]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,826
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2016	rr_AnnualReturn2016	7.80%
2017	rr_AnnualReturn2017	4.19%
2018	rr_AnnualReturn2018	(0.55%)
2019	rr_AnnualReturn2019	8.74%
2020	rr_AnnualReturn2020	7.25%
2021	rr_AnnualReturn2021	2.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.59%)
1 year	rr_AverageAnnualReturnYear01	(0.38%)
5 years	rr_AverageAnnualReturnYear05	3.78%
Lifetime	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(1.99%)
5 years	rr_AverageAnnualReturnYear05	1.93%
Lifetime	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(0.23%)
5 years	rr_AverageAnnualReturnYear05	2.07%
Lifetime	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[19]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[20]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%	[21]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,150
1 year	rr_AverageAnnualReturnYear01	1.47%
5 years	rr_AverageAnnualReturnYear05	3.52%
Lifetime	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[20]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[21]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,185
1 year	rr_AverageAnnualReturnYear01	2.64%
5 years	rr_AverageAnnualReturnYear05	4.70%
Lifetime	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[20]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[21]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,033
1 year	rr_AverageAnnualReturnYear01	2.64%
5 years	rr_AverageAnnualReturnYear05	4.72%
Lifetime	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[20]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[21]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,462
1 year	rr_AverageAnnualReturnYear01	2.15%
5 years	rr_AverageAnnualReturnYear05	4.32%
Lifetime	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Prospectus #1 | Delaware Ivy Total Return Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy Total Return Bond Fund seeks to provide total return through a combination of current income and capital appreciation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy Total Return Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Under normal circumstances, the Fund invests at least 40% of its total assets in securities of non-US issuers. The Fund may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the US dollar, although the Fund will limit its foreign currency exposure (from non-US dollar-denominated securities or currencies) to 75% of its total assets as described below.  The Fund has the flexibility to invest in any form of debt security, including, but not limited to, US government and foreign government securities, corporate bonds, convertible and non-convertible bonds, inflation-indexed bonds, asset- and mortgage-backed securities. The Fund also may invest in currencies. The Fund may invest directly in the debt securities listed above, as well as in derivative instruments that provide investment exposure to such debt securities. The Fund is unconstrained in its investment approach, meaning that it is not limited by the types of investments in a particular securities index, nor is it limited to any single type of investment strategy.

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Global Limited (MIMGL), with respect to its role as sub-advisor of the Fund.

The Manager may consider analysis of environmental, social and governance (ESG) factors in evaluating investments for the Fund. This analysis considers various inputs, including metrics sourced from external parties and ESG research providers; commitments on ESG progress from issuers; specific bond formats (such as green or sustainability-linked bonds); issuer engagement; and other external and proprietary inputs to judge the issuer’s contribution to improvements in ESG practice. The Fund may favor securities of issuers that are judged by the Manager to meet high ESG standards, and may avoid investment in certain industry sectors, or in securities of issuers that are judged to not meet the Manager’s ESG requirements.  The Manager relies on a proprietary ESG framework where issuers are assessed on their exposure to, and management of, environmental, social and governance risks. The Manager’s ESG framework relies on its quantitative and qualitative analysis of factors such as industry sector, issuer specific factors such as history and management, and data from multiple sources, including government reports, company filings and external data providers. This framework is subjective in nature and not intended to be an exhaustive list of all possible risks and are provided as an indication of the types of factors being utilized by the Manager.

As described in more detail below, the Fund expects to use derivatives for various purposes. The Fund may take long positions in derivatives (the values of which typically move in the same direction as the prices of the underlying investments) and short positions in derivatives (the values of which typically move in the opposite direction from the prices of the underlying investments).

The Fund may invest in debt securities of any credit rating and may invest up to 50% of its total assets in non-investment grade debt securities, or high yield or junk bonds, which include bonds rated BB+ or below by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined to be of comparable quality by the Manager.

The Fund may invest in debt securities from any market or country or denominated in any currency, including issuers located in, and/or generating revenue from, both developed and emerging markets. The Fund will limit its foreign currency exposure (from non-US dollar-denominated securities or currencies) to 75% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. The Fund expects to use a variety of derivative instruments for various purposes.

The Fund may invest in bonds of any maturity or duration.

The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

MIMGL, an affiliate of the Fund's investment manager, Delaware Management Company (Manager), serves as the Fund’s sub-advisor and manages the Fund’s assets. The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together with MIMGL, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Capital repatriation risk — The risk that a fund may be unable to repatriate capital from its investments, in whole or in part, which may have an adverse effect on the cash flows and/or performance of the fund.  Capital repatriation involves the transfer of corporate money or property from a foreign country back to its home country. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely.

Convertible security risk — The risk that the value of a convertible security may be influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer of a convertible security and other factors also may have an effect on the convertible security’s investment value. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Duration risk — The risk that longer-duration debt securities are more likely to decline in price than shorter duration debt securities in a rising interest rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign currency exchange transactions and forward foreign currency contracts risk — The risk that a fund’s use of foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement) may increase the possibility of default by the counterparty to the transaction and, to the extent the Manager's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Environmental, social and governance (ESG) investing risk — ESG investing risk is the risk that a fund’s strategy may exclude securities of certain issuers for non-financial reasons and the fund may forgo some market opportunities available to funds that do not integrate ESG factors in investment decisions. In addition, there is a risk that the companies identified by a fund’s ESG factors will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy Total Return Bond Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.37% for the quarter ended June 30, 2020, and its lowest quarterly return was -3.07% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Fund changed its primary broad-based securities index to the Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Fund changed its primary broad-based securities index to the Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Return after taxes on distributions and sale of Fund shares may be better than return before taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.77%)
5 years	rr_AverageAnnualReturnYear05	2.74%
Lifetime	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Bloomberg US Treasury Bills: 1-3 Month Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	0.04%
5 years	rr_AverageAnnualReturnYear05	1.08%
Lifetime	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[23]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 571
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,061
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2017	rr_AnnualReturn2017	1.90%
2018	rr_AnnualReturn2018	0.41%
2019	rr_AnnualReturn2019	7.30%
2020	rr_AnnualReturn2020	3.35%
2021	rr_AnnualReturn2021	(2.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.07%)
1 year	rr_AverageAnnualReturnYear01	(5.35%)
5 years	rr_AverageAnnualReturnYear05	1.44%
Lifetime	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(6.18%)
5 years	rr_AverageAnnualReturnYear05	0.55%
Lifetime	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(3.01%)
5 years	rr_AverageAnnualReturnYear05	0.74%
Lifetime	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[23]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,267
1 year	rr_AverageAnnualReturnYear01	(4.70%)
5 years	rr_AverageAnnualReturnYear05	1.20%
Lifetime	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,468
1 year	rr_AverageAnnualReturnYear01	(2.69%)
5 years	rr_AverageAnnualReturnYear05	2.18%
Lifetime	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	566
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,277
1 year	rr_AverageAnnualReturnYear01	(2.64%)
5 years	rr_AverageAnnualReturnYear05	2.31%
Lifetime	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Prospectus #2
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Jan. 28, 2022
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #2 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IAIRX
Prospectus #2 | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IIREX
Prospectus #2 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IIIRX
Prospectus #2 | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IIRRX
Prospectus #2 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMWAX
Prospectus #2 | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMWEX
Prospectus #2 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMWIX
Prospectus #2 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRUAX
Prospectus #2 | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRUEX
Prospectus #2 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRUIX
Prospectus #2 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IAPRX
Prospectus #2 | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPREX
Prospectus #2 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPRIX
Prospectus #2 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDAAX
Prospectus #2 | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDAEX
Prospectus #2 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDAIX
Prospectus #2 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDANX
Prospectus #2 | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDARX
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock

Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (Index).

Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund seeks to achieve its objective by investing all, or substantially all, of its assets in investments (including debt securities and derivatives) that should track the performance of the Index or in financial instruments that provide similar exposure. The Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds rated below “investment-grade” (High Yield Bonds) and (b) short positions in U.S. Treasury notes or bonds (Treasury Securities) of, in aggregate, approximate equivalent duration to the High Yield Bonds. The Index is published under the Bloomberg ticker symbol “CFIIHYHG.”

By taking short Treasury Securities positions, the Index seeks to mitigate the negative impact of rising Treasury interest rates (interest rates) on the performance of such High Yield Bonds (conversely, limiting the positive impact of falling interest rates). In entering these positions, the Index seeks to achieve an overall effective duration of zero. The short positions are not intended to mitigate other factors influencing the price of High Yield Bonds, such as credit risk, which may have a greater impact than rising or falling Treasury interest rates.

The Fund will invest in long High Yield Bond positions included in the Index, which are designed to represent the more liquid universe of high yield bonds offered within the United States. The issuers of High Yield Bonds, commonly referred to as “junk” bonds, have a greater risk of default — not paying interest or principal in a timely manner. Eligible bonds include High Yield Bonds issued by companies domiciled in the U.S. and Canada that: (i) have a fixed rate (including callable bonds); (ii) have a maximum rating of Ba1/BB+ and a minimum rating of Ca/C by both Moody’s Investors Service, Inc. (Moody’s) and S&P Global Ratings, a division of S&P Global Inc. (S&P); (iii) have a minimum of $1 billion of face amount outstanding; and (iv) have been issued within the past five years. All eligible issues must have at least one year remaining until maturity. No more than two issues from each issuer are allowed in the Index, and no more than 2% of the Index is allocated to any single issuer. The Index also may include Rule 144A securities (which generally are restricted securities that are available only to “qualified” investors pursuant to an exemption under the securities laws). The Index is reconstituted and rebalanced (including a reset of the interest rate hedge) on a monthly basis.

In seeking to track the Index, the Fund also will invest in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, funds (including exchange-traded funds (ETFs)), interest rates or indexes. The Fund primarily invests in derivatives as a substitute for obtaining short exposure in Treasury Securities, but also may do so to a limited extent to obtain High Yield Bond exposure. These derivatives principally include futures contracts and total return swaps. Futures contracts are standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement. Swap agreements are contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction that this Fund will be entering, one party agrees to pay the return earned or realized on particular predetermined investments or instruments in exchange for a predetermined floating rate. The gross return to be exchanged or “swapped” with the floating amount between the parties is calculated with respect to a “notional amount” (e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities). The Fund may invest in derivatives in an amount up to 100% of the Fund’s total assets. Cash held by the Fund typically will be in money market instruments.

Because the Index seeks to hedge against rising Treasury interest rates, the Index is designed to outperform a long-only portfolio of the same High Yield Bonds in a rising interest rate environment and underperform that portfolio in a falling or static interest rate environment. The Index may be more volatile than a long-only position in the same High Yield Bonds. Performance of the Index could be particularly poor in risk-averse, flight-to-quality environments when it is common for High Yield Bonds to decline in value and for interest rates to fall. In addition, the performance of the Index, and by extension the Fund, depends on many factors beyond rising or falling interest rates, such as the perceived level of credit risk in the High Yield Bonds. These factors may be as or more important to the performance of the Index than the impact of interest rates. As such, there is no guarantee that the Index, and accordingly, the Fund, will have positive performance even in environments of sharply rising interest rates.

The Fund invests in a combination of securities and derivatives that ProShare Advisors LLC (ProShare Advisors), the Fund’s investment subadviser, believes should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in investments connoted by the Index (i.e., component securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index). Under normal circumstances, the Fund also will invest at least 80% of its net assets in High Yield Bonds.

ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the Fund.

The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction, or the financial condition of a particular High Yield Bond issuer. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in investments that make up the Index or in financial instruments that provide similar exposure. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or securities not contained in the Index, or in financial instruments, which exposure is intended to have aggregate characteristics similar to those of the Index, including the general credit profile of the Index, and may invest in securities not contained in the Index.

In seeking to match the general credit profile of the Index, ProShare Advisors will rely solely on credit ratings provided by Moody’s and S&P. To the extent the Fund is overweight in a security that is perceived by the markets to have increased credit risk, the Fund’s performance will be adversely affected.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on November 30, 2020, the Index was concentrated in the industrials industry group.

“ProShares” is a registered mark of ProShare Advisors and has been licensed by the Manager solely for use in connection with the Fund.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Correlation risk — The risk that, because a number of factors may affect a fund’s ability to achieve a high degree of correlation with an index, there is no guarantee that a fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a fund from achieving its investment objective.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Early close/late close/trading halt risk — The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Index performance risk — The risk that the methodology used by a third party provider to create an index may not result in a fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying an index or the daily calculation of an index will be free from error. It also is possible that the value of an index may be subject to intentional manipulation by third-party market participants. An index used by a fund may underperform other asset classes and may underperform other similar indexes.

Industrials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the industrials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Restricted securities risk — The risk that, because restricted securities are subject to legal or contractual restrictions on resale, there may not be a ready market for resale. Privately placed securities, Rule 144A securities and other restricted securities may have the effect of increasing the level of fund illiquidity to the extent a fund finds it difficult to sell these securities when desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid, or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair market value of such securities for purposes of computing the NAV of a fund.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Sampling risk — The risk that a fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in the index tracked by the fund. As a result, an adverse development respecting an issuer of securities held by the fund could result in a greater decline in net asset value than would be the case if the fund held all of the securities in the index tracked by the fund.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.07% for the quarter ended March 31, 2019, and its lowest quarterly return was -14.02% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | FTSE High Yield (Treasury Rate-Hedged) Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	6.01%
Lifetime	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[25]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	920
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,775
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2018	rr_AnnualReturn2018	(2.73%)
2019	rr_AnnualReturn2019	11.41%
2020	rr_AnnualReturn2020	0.38%
2021	rr_AnnualReturn2021	4.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.02%)
1 year	rr_AverageAnnualReturnYear01	2.31%
Lifetime	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	0.47%
Lifetime	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	1.35%
Lifetime	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[25]
Maximum account fee	rr_MaximumAccountFee	$ 20	[27]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 351
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,008
1 year	rr_AverageAnnualReturnYear01	2.41%
Lifetime	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,427
1 year	rr_AverageAnnualReturnYear01	5.17%
Lifetime	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.83%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,116
1 year	rr_AverageAnnualReturnYear01	4.38%
Lifetime	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy ProShares MSCI ACWI Index Fund seeks investment results, before fees and expenses, that track the performance of the MSCI All Country World Index (Index).
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy ProShares MSCI ACWI Index Fund seeks to achieve its objective by investing all, or substantially all, of its assets in a combination of securities and derivatives that should track the performance of the Index or in financial instruments that provide similar exposure.

The Index is a free float-adjusted market capitalization index designed to measure the combined performance of equity securities of large- and mid-capitalization companies located in developed and emerging market countries around the world. As of November 30, 2020, the Index consisted of approximately 3,000 securities of companies located in the following 50 countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, South Korea, Kuwait, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates, the United Kingdom and the United States. As of November 30, 2020, the securities in the Index were issued by companies with capitalizations between approximately $108.59 million and $2.06 trillion, and the average capitalization of companies comprising the Index was approximately $18.80 billion. The Index is reviewed quarterly each February, May, August and November, with rebalances occurring during the May and November reviews. The Index is published under the Bloomberg ticker symbol “MXWD.”

In seeking to track the Index, the Fund also may invest in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, funds (including exchange-traded funds (ETFs)), interest rates or indexes. When utilized, the Fund will invest in derivatives as a substitute for investing directly in the equity securities comprising the Index.

The Fund invests in a combination of securities and derivatives that ProShare Advisors LLC (ProShare Advisors), the Fund’s investment subadviser, believes should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in investments connoted by the Index (i.e., component securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index, including in depositary receipts of foreign issuers).

ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends, in managing the assets of the Fund.

The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index. At times, the Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on November 30, 2020, the Index was not concentrated in any industry group.

“ProShares” is a registered mark of ProShare Advisors and has been licensed by the Manager solely for use in connection with the Fund.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Correlation risk — The risk that, because a number of factors may affect a fund’s ability to achieve a high degree of correlation with an index, there is no guarantee that a fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a fund from achieving its investment objective.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Early close/late close/trading halt risk — The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Index performance risk — The risk that the methodology used by a third party provider to create an index may not result in a fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying an index or the daily calculation of an index will be free from error. It also is possible that the value of an index may be subject to intentional manipulation by third-party market participants. An index used by a fund may underperform other asset classes and may underperform other similar indexes.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small- and mid-market capitalization company risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Sampling risk — The risk that a fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in the index tracked by the fund. As a result, an adverse development respecting an issuer of securities held by the fund could result in a greater decline in net asset value than would be the case if the fund held all of the securities in the index tracked by the fund.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy ProShares MSCI ACWI Index Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 19.44% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.29% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund | MSCI All Country World Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	18.54%
Lifetime	rr_AverageAnnualReturnSinceInception	13.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[28]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	937
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,814
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2018	rr_AnnualReturn2018	(9.57%)
2019	rr_AnnualReturn2019	26.04%
2020	rr_AnnualReturn2020	16.14%
2021	rr_AnnualReturn2021	17.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.29%)
1 year	rr_AverageAnnualReturnYear01	14.84%
Lifetime	rr_AverageAnnualReturnSinceInception	12.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	6.95%
Lifetime	rr_AverageAnnualReturnSinceInception	10.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	13.64%
Lifetime	rr_AverageAnnualReturnSinceInception	9.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[28]
Maximum account fee	rr_MaximumAccountFee	$ 20	[30]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	689
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,099
1 year	rr_AverageAnnualReturnYear01	15.05%
Lifetime	rr_AverageAnnualReturnSinceInception	12.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	598
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,385
1 year	rr_AverageAnnualReturnYear01	18.05%
Lifetime	rr_AverageAnnualReturnSinceInception	13.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Dividend Growth Index (Index).
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund seeks to achieve its objective by investing all, or substantially all, of its assets in the types of securities that should track the performance of the Index.

The Index, which is constructed and maintained by FTSE International Limited (Index Provider), is designed to represent the performance of small- and medium-capitalization companies within the Russell 2000® Index that consistently increase dividends. Companies are eligible for inclusion in the Index if they: (i) currently are members of the Russell 2000® Index, (ii) have increased dividend payments each year for at least 10 consecutive years, and (iii) meet certain market capitalization and liquidity requirements (Initial Index Requirements) established by the Index Provider. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. The Index includes all companies meeting the Initial Index Requirements, unless, as described below, sector caps are breached. If there are fewer than 40 stocks with at least 10 consecutive years of dividend growth, the Index will include companies with shorter dividend growth histories. If the sector caps are breached, then companies in the applicable sector are removed beginning with companies with the lowest yield, and progressively moving to companies with higher yields, as necessary, until the Index complies with its rules. As of November 30, 2020, the Index included 74 companies with capitalizations between approximately $344 million and $7.67 billion, and the average capitalization of companies comprising the Index was approximately $2.15 billion. The Index is rebalanced each March, June, September and December, with an annual reconstitution during the June rebalance. The Index is published under the Bloomberg ticker symbol “R2DIVGRO.”

The Fund invests in securities that ProShare Advisors LLC (ProShare Advisors), the Fund’s investment subadviser, believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in investments connoted by the Index (i.e., component securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index). Under normal circumstances, the Fund also will invest at least 80% of its net assets in dividend-paying stocks.

ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the Fund.

The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. At times, the Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on December 31, 2021, the Index was concentrated in the financials industry group.

“ProShares” is a registered mark of ProShare Advisors and has been licensed by the Manager solely for use in connection with the Fund.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Correlation risk — The risk that, because a number of factors may affect a fund’s ability to achieve a high degree of correlation with an index, there is no guarantee that a fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a fund from achieving its investment objective.

Early close/late close/trading halt risk — The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Financials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Index performance risk — The risk that the methodology used by a third party provider to create an index may not result in a fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying an index or the daily calculation of an index will be free from error. It also is possible that the value of an index may be subject to intentional manipulation by third-party market participants. An index used by a fund may underperform other asset classes and may underperform other similar indexes.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small- and mid-market capitalization company risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Sampling risk — The risk that a fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in the index tracked by the fund. As a result, an adverse development respecting an issuer of securities held by the fund could result in a greater decline in net asset value than would be the case if the fund held all of the securities in the index tracked by the fund.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 22.50% for the quarter ended December 31, 2020, and its lowest quarterly return was -24.65% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund | Russell 2000 Dividend Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	19.64%
Lifetime	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[31]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,548
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2018	rr_AnnualReturn2018	(1.25%)
2019	rr_AnnualReturn2019	16.85%
2020	rr_AnnualReturn2020	(5.36%)
2021	rr_AnnualReturn2021	18.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.65%)
1 year	rr_AverageAnnualReturnYear01	15.72%
Lifetime	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	13.17%
Lifetime	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	10.21%
Lifetime	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[31]
Maximum account fee	rr_MaximumAccountFee	$ 20	[33]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 337
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	616
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,750
1 year	rr_AverageAnnualReturnYear01	15.91%
Lifetime	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,041
1 year	rr_AverageAnnualReturnYear01	18.91%
Lifetime	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock

Delaware Ivy ProShares S&P 500 Bond Index Fund seeks investment results, before fees and expenses, that track the performance of the S&P 500®/MarketAxess® Investment-Grade Corporate Bond Index (Index).

Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy ProShares S&P 500 Bond Index Fund seeks to achieve its objective by investing all, or substantially all, of its assets in the types of securities that should track the performance of the Index.

The Index is a market value-weighted subset of the S&P 500 Investment-Grade Corporate Bond Index, which seeks to measure the performance of corporate debt issued in the U.S. by companies (and their subsidiaries) that are included in the S&P 500® Index, (which is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies representing a measure of large-cap U.S. stock market performance), subject to additional liquidity rules. The Index is published under the Bloomberg ticker symbol “SP5MAIGT”.

Bonds eligible for inclusion in the Index must meet certain liquidity and price criteria, including the following: (i) they must have a maturity of greater than or equal to one year from the Index’s monthly rebalancing date; (ii) they must have a maturity upon issuance of at least two and a half years; (iii) they must be denominated in U.S. dollars; and (iv) they must have a minimum par amount of $750 million. Private placements and other restricted securities (including Rule 144A securities), floating-rate securities, fixed-to-floating rate securities, puttable bonds, “pay-in-kind” bonds, Treasury bills, and securities issued or guaranteed by the U.S. Treasury under the Separate Trading of Registered Interest and Principal of Securities (STRIPS) program are excluded from the Index.

The Index may be composed of up to 1,000 constituents based on their liquidity, as measured by each bond’s trailing 60-day average trading volume. Eligible bonds must have a minimum credit rating of BBB-, Baa3 or BBB- (as rated by S&P Global Ratings, a division of S&P Global Inc., Moody’s Investors Service, Inc. and Fitch Investor Services, respectively).

The Fund invests in securities that ProShare Advisors LLC (ProShare Advisors), the Fund’s investment subadviser, believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in investments connoted by the Index (i.e., component securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index). Under normal circumstances, the Fund also will invest at least 80% of its net assets in bonds.

ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the Fund.

The Fund seeks to remain fully invested at all times in securities that provide exposure to the Index without regard to market conditions, trends, direction or the financial condition of a particular bond issuer. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to the Index, and may invest in securities not contained in the Index.

The Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on November 30, 2020, the Index was concentrated in the financials and industrials industry group.

“ProShares” is a registered mark of ProShare Advisors and has been licensed by the Manager solely for use in connection with the Fund.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Correlation risk — The risk that, because a number of factors may affect a fund’s ability to achieve a high degree of correlation with an index, there is no guarantee that a fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a fund from achieving its investment objective.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Early close/late close/trading halt risk — The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Financials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Index performance risk — The risk that the methodology used by a third party provider to create an index may not result in a fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying an index or the daily calculation of an index will be free from error. It also is possible that the value of an index may be subject to intentional manipulation by third-party market participants. An index used by a fund may underperform other asset classes and may underperform other similar indexes.

Industrials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the industrials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Sampling risk — The risk that a fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in the index tracked by the fund. As a result, an adverse development respecting an issuer of securities held by the fund could result in a greater decline in net asset value than would be the case if the fund held all of the securities in the index tracked by the fund.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy ProShares S&P 500 Bond Index Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.56% for the quarter ended June 30, 2020, and its lowest quarterly return was -5.46% for the quarter ended March 31, 2021.    The maximum Class A sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Return after taxes on distributions and sale of Fund shares may be better than return before taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund | S&P 500/MarketAxess Investment Grade Corporate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.59%)
Lifetime	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[34]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[35]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	647
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,148
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2018	rr_AnnualReturn2018	(3.66%)
2019	rr_AnnualReturn2019	14.20%
2020	rr_AnnualReturn2020	9.84%
2021	rr_AnnualReturn2021	(2.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.46%)
1 year	rr_AverageAnnualReturnYear01	(4.52%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(6.50%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(1.84%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[34]
Maximum account fee	rr_MaximumAccountFee	$ 20	[36]
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[35]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,428
1 year	rr_AverageAnnualReturnYear01	(4.54%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[35]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 675
1 year	rr_AverageAnnualReturnYear01	(1.92%)
Lifetime	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Ivy S&P 500 Dividend Aristocrats Index Fund seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (Index).
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Ivy S&P 500 Dividend Aristocrats Index Fund seeks to achieve its objective by investing all, or substantially all, of its assets in the types of securities that should track the performance of the Index, which is composed of common stock issued by US public, dividend-paying companies.

The Index, which is constructed and maintained by S&P Dow Jones Indices LLC (Index Provider), is designed to measure the performance of large-capitalization companies within the S&P 500® Index that consistently increase dividends. Companies are eligible for inclusion in the Index if they: (i) are members of the S&P 500® Index, (ii) have increased dividend payments each year for at least 25 consecutive years, and (iii) meet certain market capitalization and liquidity requirements established by the Index Provider. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if the sector caps are breached, the Index will include companies with shorter dividend growth histories. As of November 30, 2021, the Index included companies with capitalizations between approximately $6.88 billion and $345.48 billion, and the average capitalization of companies comprising the Index was approximately $70.65 billion. The Index is rebalanced each January, April, July and October, with an annual reconstitution during the January rebalance. The Index is published under the Bloomberg ticker symbol “SPDAUDT.”

The Fund invests in securities that the Manager believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in investments connoted by the Index (i.e., component securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index). Under normal circumstances, the Fund also will invest at least 80% of its net assets in dividend-paying stocks.

The Manager follows a passive approach to investing that is designed to track the performance of the Index. The Manager does not invest the assets of the Fund in securities based on the Manager’s view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the Fund.

The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. At times, the Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on December 31, 2021, the Index was not concentrated in any industry group.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Correlation risk — The risk that, because a number of factors may affect a fund’s ability to achieve a high degree of correlation with an index, there is no guarantee that a fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a fund from achieving its investment objective.

Early close/late close/trading halt risk — The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Index performance risk — The risk that the methodology used by a third party provider to create an index may not result in a fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying an index or the daily calculation of an index will be free from error. It also is possible that the value of an index may be subject to intentional manipulation by third-party market participants. An index used by a fund may underperform other asset classes and may underperform other similar indexes.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small- and mid-market capitalization company risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Sampling risk — The risk that a fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in the index tracked by the fund. As a result, an adverse development respecting an issuer of securities held by the fund could result in a greater decline in net asset value than would be the case if the fund held all of the securities in the index tracked by the fund.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Ivy S&P 500 Dividend Aristocrats Index Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the  periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 17.47% for the quarter ended June 30, 2020, and its lowest quarterly return was -23.39% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | S&P 500 Dividend Aristocrats Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	25.99%
Lifetime	rr_AverageAnnualReturnSinceInception	15.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[37]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,295
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2018	rr_AnnualReturn2018	(3.54%)
2019	rr_AnnualReturn2019	26.99%
2020	rr_AnnualReturn2020	7.88%
2021	rr_AnnualReturn2021	25.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.39%)
1 year	rr_AverageAnnualReturnYear01	21.89%
Lifetime	rr_AverageAnnualReturnSinceInception	14.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	19.25%
Lifetime	rr_AverageAnnualReturnSinceInception	12.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	13.85%
Lifetime	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class E
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[37]
Maximum account fee	rr_MaximumAccountFee	$ 20	[39]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,575
1 year	rr_AverageAnnualReturnYear01	22.00%
Lifetime	rr_AverageAnnualReturnSinceInception	14.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 785
1 year	rr_AverageAnnualReturnYear01	25.22%
Lifetime	rr_AverageAnnualReturnSinceInception	14.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
1 year	rr_AverageAnnualReturnYear01	25.24%
Lifetime	rr_AverageAnnualReturnSinceInception	14.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,498
1 year	rr_AverageAnnualReturnYear01	24.38%
Lifetime	rr_AverageAnnualReturnSinceInception	14.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.80% for Class A shares; 1.65% for Class C shares; 0.60% for Class I shares; and 0.80% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[3]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares if they were exchanged from Class A shares of another Ivy Fund that were purchased at net asset value (NAV) for $100,000 or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[4]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[5]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase.
[6]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.90% for Class A shares; 0.65% for Class I shares; 0.65% for Class R6 shares; and 0.90% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[7]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[8]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of the RICs for the RICs’ most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[9]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[10]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.23% for Class A shares; 1.84% for Class C shares; 0.80% for Class I shares; 0.80% for Class R6 shares; and 1.20% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[11]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[12]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.97% for Class A shares; 1.82% for Class C shares; 0.72% for Class I shares; and 0.60% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[13]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase.
[14]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.99% for Class A shares; 0.72% for Class I shares; and 0.72% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[15]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[16]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.37% for Class A shares; 2.12% for Class C shares; 0.99% for Class I shares; 0.99% for Class R6 shares; and 1.37% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[17]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[18]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.17% for Class A shares; 1.95% for Class C shares; 0.75% for Class I shares; 0.75% for Class R6 shares; and 1.15% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[19]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[20]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of the RICs for the RICs’ most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[21]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[22]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.04% for Class A shares; 1.82% for Class C shares; 0.67% for Class I shares; 0.67% for Class R6 shares; and 1.04% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[23]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[24]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.24% for Class A shares; 1.95% for Class C shares; 1.00% for Class I shares; and 0.87% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[25]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[26]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.90% for Class A shares; 0.81% for Class E shares; and 0.65% for Class I shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[27]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[28]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[29]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.89% for Class A shares; 0.70% for Class E shares; and 0.65% for Class I shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[30]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[31]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[32]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.88% for Class A shares; 0.67% for Class E shares; and 0.65% for Class I shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[33]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[34]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[35]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.65% for Class A shares; 0.59% for Class E shares; and 0.40% for Class I shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[36]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[37]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[38]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.74% for Class A shares; 0.58% for Class E shares; 0.50% for Class I shares; 1.22% for Class R shares; and 0.48% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[39]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.